Liabilities assumed from time charters attached (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Amortization of Below Market Lease			$ 10,596	$ 6,276
DF Montmartre, Alpes, DF Mystras, Aspen and Popi Sazaklis [Member]
Property, Plant and Equipment [Line Items]
Below Market Lease, Acquired			46,927
Amortization of Below Market Lease	$ 4,753	$ 6,276	$ 10,596